Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of provision for income taxes [Abstract]
Current	$ 13,889	$ 397,553	$ 572,082
Deferred	(321,057)		96,714
Total income tax (recovery)	$ (307,168)	$ 397,553	$ 668,796